Stock Compensation Plans - Stock Option Activities (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options, Abstract
Number of Options, Outstanding at beginning of period	2,472	2,299
Number of Options, Granted	478	685
Number of Options, Exercised	(200)	(401)
Number of Options, Cancelled	(15)	(111)
Number of Options, Outstanding at end of period	2,735	2,472	2,299
Number of Options, Vested and expected to vest	2,735	2,394	2,222
Number of Options, Exercisable	1,077	919	754
Weighted Average Exercise Price, Abstract
Weighted-Average Exercise Price Outstanding at beginning of period	$ 2.85	$ 1.07
Weighted-Average Exercise Price, Granted	15.81	7.35
Weighted-Average Exercise Price, Exercised	1.42	0.51
Weighted-Average Exercise Price, Cancelled	4.48	2.16
Weighted-Average Exercise Price Outstanding at end of period	5.21	2.85	$ 1.07
Weighted-Average Exercise Price, Vested and expected to vest	5.21	2.81	1.06
Weighted-Average Exercise Price, Exercisable	$ 1.32	$ 0.82	$ 0.46
Weighted-Average Remaining Contract Term, Abstract
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 12 days	7 years 8 months 12 days	7 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	7 years 8 months 12 days	7 years 8 months 12 days	7 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 6 months	6 years 7 months 6 days	7 years 1 month 6 days
Aggregate Intrinsic Value, Abstract
Aggregate Intrinsic Value Outstanding at beginning of period	$ 28,844	$ 5,563
Aggregate Intrinsic Value, Exercised	2,774	2,777
Aggregate Intrinsic Value, Outstanding at end of period	94,944	28,844	$ 5,563
Aggregate Intrinsic Value, Vested and expected to vest	94,944	28,031	7,753
Aggregate Intrinsic Value, Exercisable	$ 41,591	$ 12,590	$ 2,630